Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	World Funds Trust
Entity Central Index Key	0001396092
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
T-REX 2X LONG BITCOIN DAILY TARGET ETF
Shareholder Report [Line Items]
Fund Name	T-Rex 2X Long Bitcoin Daily Target ETF
Class Name	T-Rex 2X Long Bitcoin Daily Target ETF
Trading Symbol	BTCL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the T-Rex 2X Long Bitcoin Daily Target ETF for the period of July 11, 2024 (Inception) to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can ﬁnd additional information about the Fund at www.rexshares.com/btcl/. You can also request this information by contacting us at (833) 759-6110.
Additional Information Phone Number	(833) 759-6110
Additional Information Website	www.rexshares.com/btcl/
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
T-Rex 2X Long Bitcoin Daily Target ETF	$68¹	0.95%²

¹ Costs are for the period of July 11, 2024 to December 31, 2024. Costs for a full annual period would be higher.

² Annualized.

Expenses Paid, Amount	$ 68	[1]
Expense Ratio, Percent	0.95%	[2]
Expenses Short Period Footnote [Text Block]	Costs are for the period of July 11, 2024 to December 31, 2024. Costs for a full annual period would be higher.
Factors Affecting Performance [Text Block]

Objective and Strategy

The T-Rex 2X Long Bitcoin Daily Target ETF (the “Fund”) seeks to provide 2x (200%) of the daily price performance of the spot Bitcoin ETF (IBIT). This means each trading day, the Fund rebalances its exposure so that its portfolio is positioned to deliver twice IBIT’s daily moves—positive or negative.

Performance Summary

For the period of July 11, 2024 to December 31, 2024, the Fund returned +103.19%, whereas IBIT, the spot Bitcoin ETF, advanced +62.94%.

•        Leverage Impact: The Fund’s leveraged structure generated returns that exceeded a simple “2 × IBIT’s final return,” particularly because the underlying asset (Bitcoin) experienced extended multi-day gains. During Q4, Bitcoin rallied significantly amid renewed institutional interest and macro factors that boosted digital assets, leading to a strong upward trend.

•        Daily Compounding: Because the Fund rebalances daily, compounding can amplify gains if IBIT’s daily returns remain persistently positive or experience only modest pullbacks.

Key Considerations

1.   High Volatility: Bitcoin remains subject to rapid price swings influenced by market sentiment, regulatory changes, and macroeconomic conditions. The Fund’s daily 2x strategy intensifies these swings, raising both upside and downside risks.

2.  Short-Term Focus: The Fund is designed for short-term tactical exposure. Holding periods longer than a few days or weeks can produce outcomes that diverge from a simple two-times multiple of IBIT’s net change over the same period.

3.  Market Drivers: Factors such as rising optimism about U.S. spot BTC ETF approvals, a perceived safe-haven status during certain market stress periods, and general crypto market momentum contributed to Bitcoin’s strength in the latter half of 2024.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment) * Inception
Average Annual Return [Table Text Block]

Annual Performance

Total Return Since Inception (07/11/24)
T-Rex 2X Long Bitcoin Daily Target ETF	103.19%
S&P 500® Index	5.06%

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of Fund shares.

Performance Inception Date	Jul. 11, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.
Net Assets	$ 42,424,069
Holdings Count | Holdings	3
Advisory Fees Paid, Amount	$ 82,227
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
Fund Net Assets	$42,424,069
Number of Holdings	3
Total Advisory Fee	$82,227
Annual Portfolio Turnover	0.00%

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets as of December 31, 2024)

Sector Breakdown

Portfolio Composition

Cash Collateral	67.05%
Other Assets Net of Liabilities	14.19%
Derivatives	9.98%
First American Government Obligations Fund	8.78%

Largest Holdings [Text Block]	Portfolio Composition
Cash Collateral	67.05%
Other Assets Net of Liabilities	14.19%
Derivatives	9.98%
First American Government Obligations Fund	8.78%

T-REX 2X INVERSE BITCOIN DAILY TARGET ETF
Shareholder Report [Line Items]
Fund Name	T-Rex 2X Inverse Bitcoin Daily Target ETF
Class Name	T-Rex 2X Inverse Bitcoin Daily Target ETF
Trading Symbol	BTCZ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the T-Rex 2X Inverse Bitcoin Daily Target ETF for the period of July 11, 2024 (inception) to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can ﬁnd additional information about the Fund at www.rexshares.com/btcz/. You can also request this information by contacting us at (833) 759-6110.
Additional Information Phone Number	(833) 759-6110
Additional Information Website	www.rexshares.com/btcz/
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
T-Rex 2X Inverse Bitcoin Daily Target ETF	$28¹	0.95%²

¹ Costs are for the period of July 11, 2024 to December 31, 2024. Costs for a full annual period would be higher.

² Annualized.

Expenses Paid, Amount	$ 28	[3]
Expense Ratio, Percent	0.95%	[4]
Expenses Short Period Footnote [Text Block]	Costs are for the period of July 11, 2024 to December 31, 2024. Costs for a full annual period would be higher.
Factors Affecting Performance [Text Block]

Objective and Strategy

The T-Rex 2X Inverse Bitcoin Daily Target ETF (the “Fund”) aims to provide -2x (negative 200%) of the daily performance of the spot Bitcoin ETF (IBIT). When IBIT rises on a given day, the Fund is expected to decline by roughly twice the percentage, and vice versa.

Performance Summary

For the period of July 11, 2024 to December 31, 2024, the Fund posted a -76.26% return, while IBIT climbed +62.94%.

•   Inverse Performance: Since IBIT rallied strongly, the Fund’s negative 2x daily position led to amplified losses, as repeated daily gains in the underlying hindered the Fund’s net asset value.

•   Negative Compounding: The daily reset compounding effect can lead to larger-than-expected cumulative losses when IBIT sees consistent or substantial upward price movements.

Key Considerations

1.   Risk of Extended Rallies: Inverse leveraged funds are particularly vulnerable to trending or repeated up days in the underlying asset—exemplified here by Bitcoin’s sustained rally. This scenario can magnify losses beyond what might be assumed by just -2×(IBIT’s end-to-end return).

2.  Volatility Drag: Even modest volatility can erode returns for inverse leveraged products over multi-day spans, as daily resets restack the short position at new market levels.

3.  Short-Term Hedging: The Fund is intended mainly for short-term bearish or hedging strategies on Bitcoin’s daily price. Holding for longer periods increases the likelihood of negative compounding outcomes, especially in a bullish Bitcoin market.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment) * Inception
Average Annual Return [Table Text Block]	Annual Performance
Total Return Since Inception (07/11/24)
T-Rex 2X Inverse Bitcoin Daily Target ETF	-76.26%
S&P 500® Index	5.06%

Performance Inception Date	Jul. 11, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.
Net Assets	$ 5,930,351
Holdings Count | Holdings	2
Advisory Fees Paid, Amount	$ 9,729
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
Fund Net Assets	$5,930,351
Number of Holdings	2
Total Advisory Fee	$9,729
Annual Portfolio Turnover	0.00%

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets as of December 31, 2024)

Sector Breakdown

Portfolio Composition

Cash Collateral	106.40%
Derivatives	13.74%
First American Government Obligations Fund	9.41%
Liabilities in Excess of Other Assets	-29.55%

Largest Holdings [Text Block]	Portfolio Composition
Cash Collateral	106.40%
Derivatives	13.74%
First American Government Obligations Fund	9.41%
Liabilities in Excess of Other Assets	-29.55%

[1]	Costs are for the period of July 11, 2024 to December 31, 2024. Costs for a full annual period would be higher.
[2]	Annualized.
[3]	Costs are for the period of July 11, 2024 to December 31, 2024. Costs for a full annual period would be higher.
[4]	Annualized.